Statements of Changes in Shareholders' Equity - ILS (₪)	Ordinary shares	Additional Paid-in Capital		Accumulated Deficit	Total
Beginning Balance at Dec. 31, 2020	₪ 3	₪ 300,000		₪ (1,464,738)	₪ (1,164,735)
Beginning Balance (in shares) at Dec. 31, 2020	300
Issuance of Shares and Premium	₪ 122,818	749,703	[1]	0	872,521
Issuance of Shares and Premium (in shares)	282,124
Total comprehensive loss	₪ 0	0		(1,054,845)	(1,054,845)
Ending Balance at Dec. 31, 2021	₪ 122,821	1,049,703		(2,519,583)	(1,347,059)
Ending Balance (in shares) at Dec. 31, 2021	282,424
Total comprehensive loss	₪ 0	0		(711,890)	(711,890)
Ending Balance at Dec. 31, 2022	₪ 122,821	₪ 1,049,703		₪ (3,231,473)	₪ (2,058,949)
Ending Balance (in shares) at Dec. 31, 2022	282,424

[1]	Amount is net of issuance costs of NIS 105,421